Note 4 - Notes Payable (Detail) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Note payable	$ 15,000	$ 15,000	$ 21,000
Note payable issued on January 13, 2012 [Member]
Note payable		0	5,000
Note payable issued on January 18, 2012 [Member]
Note payable		0	3,000
Note payable issued on January 19, 2012 [Member]
Note payable		0	3,000
Note payable issued on January 20, 2012 [Member]
Note payable		0	10,000
Note payable issued on July 2, 2012 [Member]
Note payable	$ 15,000	$ 15,000	$ 0